RULE 24f-2 NOTICE


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:   Registration of Securities Pursuant to Rule 24f-2
      Colorado BondShares - A Tax-Exempt Fund
      1933 Act No. 33-11981
      1940 Act No. 811-5001

Ladies and Gentlemen:

On behalf of the above entitled issuer, I advise you as follows:

      1. This Notice is filed for the fiscal year ended September 30, 1995.

      2.    No  securities  of  the  issuer  have  been  registered   under  the
            Securities Act of 1933 other than under Rule 24f-2. All securities sold by the issuer have been sold in reliance upon Rule 24f-2.

      3. The table attached provides the number of shares sold (exclusive of stock dividends not deemed to be sales), the aggregate sales price of the shares sold, the number of shares redeemed, the aggregate redemption price and the aggregate net sales price for each of the Issuer's Portfolios for the fiscal year ended September 30, 1995.

      4. Credit balance on file in account 0000810744 for restricted fees in the amount of $876.84 based upon the net sales shown in the net sales shown in the attached table.

      5. Also attached hereto is a legal opinion that all shares sold during the fiscal year were legally issued, fully paid, and nonassessable.


Dated: November 28, 1995              Colorado BondShares - A Tax-Exempt Fund


                                      By:----------------------------
                                         Fred R. Kelly, Jr.
                                         President



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                    COLORADO BONDSHARES - A TAX-EXEMPT FUND
                         FISCAL YEAR SEPTEMBER 30, 1995


 SHARES          AGGREGATE          SHARES        AGGREGATE       AGGREGATE
 SOLD              SALES           REDEEMED       REDEMPTION      NET SALES
--------         ---------         --------      -----------     -----------

937,832.309    $8,510,144.00     657,433.308    $5,967,320.94   $2,542,823.06
===========     ============     ===========     ============    ============